Leases and Other Commitments (Tables)	3 Months Ended
Mar. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table presents our future minimum lease commitments under capital leases and non-cancelable operating leases that have lease terms of one year or more (in thousands) as of March 31, 2016:

	Operating	Capital
Remaining 2016	$43,908	$3,859
2017	52,828	5,060
2018	49,495	5,084
2019	44,407	5,195
2020	40,218	5,386
2021 and thereafter	340,046	70,941
Total minimum lease payments	$570,902	95,525
Less amount that represents interest		43,476
Present value of net minimum capital lease payments		$52,049